Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Accounts Receivables and Unbilled Revenue (Details) - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contract Assets [Abstract]
Billed services (accounts receivable)	$ 1,437,653	$ 1,821,855
Allowance for credit losses (note 5)	(35,664)	(31,533)	$ (20,562)
Accounts receivable (net)	1,401,989	1,790,322
Unbilled services (unbilled revenue)	1,286,274	951,936
Accounts receivable and unbilled revenue, net	$ 2,688,263	$ 2,742,258